Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 7,516,797	$ 8,068,017	$ 7,839,441
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	5,349,827	5,039,892	4,694,822
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 2,166,970	$ 3,028,125	$ 3,144,619